Assets and Liabilities Held for Sale (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Total Assets and Liabilities of the Disposal Group Held For Sale
Total assets and liabilities of the disposal group held for sale on the December 31, 2022 consolidated balance sheet consisted of the following:

(In thousands)	December 31, 2022
Accounts receivable, net	$78
Inventories	2,058
Prepaid expenses and other current assets	612
Property, plant and equipment, net	4,602
Operating lease right-of-use assets	1,298
Intangible assets, net	23,063
Goodwill	35,353
Less: Impairment	(1,791)

Total assets held for sale	$65,273

Accounts payable	$1,104
Accrued expenses	1,544
Deferred revenue	242
Lease liabilities, current	429
Deferred tax liabilities	6,918
Lease liabilities, noncurrent	869

Total liabilities held for sale	$11,106